Balances and Transactions with Related Parties (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure of related party [text block] [Abstract]
Schedule of related party balances
					Convenience translation (Note 2d)
	December 31				Year ended December 31,
	2019		2020		2020
	Key management personnel	Other related parties	Key management personnel	Other related parties	Key management personnel	Other related parties
	NIS				U.S. Dollars

Other payables	415	108	542	—	169	—

	415	108	542	—	169	—

Schedule of benefits for employment of key management personnel (including directors) employed
							Convenience translation (Note 2d)
	Year ended December 31,						Year ended December 31,
	2018		2019		2020		2020
	No. of people	Amount NIS	No. of people	Amount NIS	No. of people	Amount NIS	Amount U.S. dollars
Short-term employee benefits	8	8,790	4	5,190	4	3,432	1,067

Schedule of benefits for employment of key management personnel (including directors) not employed
							Convenience translation (Note 2d)
	Year ended December 31,						Year ended December 31,
	2018		2019		2020		2020
	No. of people	Amount NIS	No. of people	Amount NIS	No. of people	Amount NIS	Amount U.S. dollars

Directors’ fees	7	1,027	7	636	5	2,003	623
	7	1,027	7	636	5	2,003	623

Schedule of transactions with related parties
							Convenience translation (Note 2d)
	Year ended December 31,						Year ended December 31,
	2018		2019		2020		2020
	Key management personnel	Related parties	Key management personnel	Related parties	Key management personnel	Related parties	Key management personnel	Related parties

Research and development expenses	2,107	913	1,326	—	1,328	—	413	—
General and administrative expenses	2,254	3,517	2,560	1,304	2,280	(177)	709	(55)
	4,361	4,430	3,886	1,304	3,609	(177)	1,122	(55)